Loans, borrowings and debentures (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Loans and borrowings
Non-current	R$ 77,293	R$ 143,723	R$ 42,778
2023
Loans and borrowings
Non-current	0	70,305
2024
Loans and borrowings
Non-current	68,602	53,721
2025
Loans and borrowings
Non-current	8,691	18,797
After 2026
Loans and borrowings
Non-current	R$ 0	R$ 900